SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)		3 Months Ended		12 Months Ended
	Oct. 02, 2024 USD ($)	Mar. 31, 2026 USD ($) segment	Mar. 31, 2025 USD ($)	Dec. 31, 2026 segment	Dec. 31, 2025 USD ($) customer segment $ / shares	Dec. 31, 2024 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segments | segment		7			6
Cash, uninsured amount					$ 1,887,000	$ 1,319,000
Number of reportable segments | segment		7		7	6
Cash and cash equivalents					$ 0	0
Cash		$ 2,472,000			2,904,430	2,407,843
Cash accounts exceeding FDIC amounts					1,887,000	1,319,000
Allowance for credit losses					1,213,165
Reduction in carrying value of inventories					$ 0	23,926
Debt instrument convertible conversion price | $ / shares					$ 1
Additional paid in capital	$ 600,000				$ 3,960,397
Change in fair value of convertible debt		$ (140,738,000)	$ (319,695,000)		$ (2,146,000)	1,708,000
Software Subscriptions - Contract term					12 months
Initial term leases					3 years
Renewal extending lease					true
Realized foreign currency exchange gain (loss)					$ 110,360	36,579
Investment write off					45,000
Advertising Expense					86,000	955,000
contract with customer, future estimated returns, amount					$ 0	0
Percentage for determining the related party					10.00%
Labor provided installation services, term					1 year
Structural damage for installation services, term					10 years
Standard Product Warranty Accrual					$ 0	0
Reserves for uncertain tax positions					0	0
Developed Technology
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total capitalized costs					$ 91,217	91,292
Estimated useful life					3 years
Firmware embedded in hardware devices
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total capitalized costs					$ 0	94,811
Estimated useful life					3 years
Revenue | Customer concentration risk
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of customers | customer					1
ConnectM before business combination
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Commission and financing fee expenses					$ 1,853,300	$ 608,433
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Remaining lease term					1 year
Additional renewal extending leases					1 year
Estimated useful life		3 years			3 years
Minimum | Internally Developed Software
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life					3 years
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Remaining lease term					3 years
Additional renewal extending leases					5 years
Estimated useful life		25 years			25 years
Maximum | Internally Developed Software
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life					5 years